Benefit Plans	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Benefit Plans
Benefit Plans

(5) Benefit Plans

(a) Equity Incentive Plan

The Company maintains a 2008 Equity Incentive Plan (the “2008 Plan”) and a 2014 Equity Incentive Plan (the “2014 Plan”) pursuant to which the Company has reserved 7,032 shares of its common stock for issuance to its employees, directors and non-employee third parties. The 2014 Plan serves as the successor to the 2008 plan and permits the granting of options to purchase common stock and other equity incentives at the discretion the compensation committee of the Company’s board of directors. No new awards will be issued under the 2008 Plan as of the effective date of the 2014 Plan.  Outstanding awards under the 2008 Plan continue to be subject to the terms and conditions of the 2008 Plan.

Under the 2008 and 2014 Plans, the exercise price of each option is not less than the fair value of a share of common stock on the grant date. As of September 30, 2014, the Company had 1,952 shares allocated to the 2014 Plan, but not yet issued or subject to outstanding options or awards.  Generally, the Company issues previously unissued shares for the exercise of stock options; however, previously acquired shares may be reissued to satisfy future issuances.  The options typically vest ratably over a three or four year period and expire 10 years from the grant date.  Compensation expense for the fair value of the options at their grant date is recognized ratably over the vesting schedule.

Stock-based compensation expense related to stock options and the vesting of Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”) is included in the following line items in the accompanying unaudited consolidated statements of operations:

	Three months ended September 30,
	2013	2014
Cost of revenue — recurring	$—	$348
Cost of revenue — non-recurring	—	291
Sales and marketing	—	884
Research and development	—	535
General and administrative	181	1,225
Total stock-based compensation	$181	$3,283

In addition, the Company capitalized $162 of stock compensation costs in its internal use software in the three month period ended September 30, 2014.  No such amounts were capitalized in internal use software in the three month period ended September 30, 2013.

The Company values stock options using the Black-Scholes option-pricing model, which requires the input of subjective assumptions, including the risk-free rate, expected life, expected stock price volatility and dividend yield.  The risk-free interest rate assumption is based upon observed interest rates for U.S. Treasury securities consistent with the expected term of the Company’s employee stock options.  The expected life represents the period of time the stock options are expected to be outstanding and is based on the simplified method.  Under the simplified method, the expected life of an option is presumed to be the mid-point between the vesting date and the end of the contractual term.  The Company utilizes the simplified method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options.  The Company has a limited history of trading as a public company.  Therefore, the expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected life of the stock options.  The Company assumed no dividend yield because it does not expect to pay dividends in the near future, which is consistent with the Company’s history of not paying dividends.

The following table summarizes the assumptions used for estimating the fair value of stock options granted for the three months ended September 30:

	Period ended September 30,
	2013	2014
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	29.5%	43.9%
Expected term (years)	4.0	6.25
Risk-free interest rate	0.5%	1.91%

The following table summarizes changes during the quarter in the number of shares available for grant under our equity incentive plans:

Number of Shares
Available for grant at July 1, 2014	2,581
RSU’s granted	(379)
Options granted	(322)
Forfeitures	97
Shares removed	(25)
Available for grant at September 30, 2014	1,952

Shares removed represents forfeitures of grants made under the 2008 Plan. As noted above, no new awards will be issued under this plan.

The table below presents stock option activity during the three months ended September 30, 2014:

	Outstanding Options
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at July 1, 2014	4,388	$10.00	8.58	$51,017
Options granted	322	24.80
Options forfeited	(97)	14.29
Options exercised	(13)	4.87
Balance at September 30, 2014	4,600	$10.96	8.40	$41,628
Options exercisable at September 30, 2014	1,430	$3.11	6.79	$23,656
Options vested and expected to vest at September 30, 2014	4,358	$10.63	8.34	$40,770

The weighted average grant date fair value of options granted during the three-month periods ended September 30, 2013 and 2014 was $1.71, and $11.15, respectively.  The total intrinsic value of options exercised during the three month period ended September 30, 2014 was $224.  There were no options exercised in the three month period ended September 30, 2013. At September 30, 2014, there was $12,337 of total unrecognized compensation cost, net of estimated forfeitures, related to unvested stock option granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.55 years.

The Company may also grant RSAs and RSUs under the 2014 Plan with terms determined at the discretion of the Compensation Committee of the Company’s Board of Directors. The following table represents restricted stock unit activity during the three months ended September 30, 2014:

	Units	Weighted average grant date fair value
RSU balance at July 1, 2014	102	$17.00
RSUs granted	379	24.75
RSUs vested	—	—
RSUs cancelled/forfeited	(1)	17.00
RSU balance at September 30, 2014	480	$23.11
RSUs expected to vest at September 30, 2014	440	$22.96

At September 30, 2014, there was $7,818 of total unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted stock awards granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.20 years.

(b) Employee Stock Purchase Plan

The Company’s 2014 Employee Stock Purchase Plan (“ESPP”) was adopted by the Board of Directors and approved by the stockholders on February 6, 2014 and was effective upon completion of the Company’s initial public offering.

Under the Company’s ESPP, the Company can grant stock purchase rights to all eligible employees during specific offering periods not to exceed twenty-seven months.  Each offering period will begin on the first trading day on or after May 16 and November 16 of each year, effective after the first offering period after the Company’s initial public offering (“IPO”).  Shares are purchased through employees’ payroll deductions, up to a maximum of 10% of employees’ compensation for each purchase period, at a purchase price equal to 85% of the lesser of the fair market value of the Company’s common stock at the first trading day of the applicable offering period or the purchase date.  Participants may purchase up to $25 worth of common stock or 2 shares of common stock in any one year.  The ESPP is considered compensatory and results in compensation expense.

A total of one-million shares of common stock have been reserved for future issuance under the ESPP, none of which have been issued as of September, 2014 as the initial offering period has not been completed. The number of shares of common stock reserved for issuance under the ESPP will increase automatically each year, beginning on January 1, 2015 and continuing through and including January 1, 2024.  The number of shares added each year will be equal to the lesser of (a) 400, (b) seventy-five one hundredths percent (0.75%) of the number of shares of common stock of the Company issued and outstanding on the immediately preceding December 31, or (c) an amount determined by the Company’s board of directors.

The Company commenced its initial post-IPO ESPP four month offering period on July 16, 2014.  The Company recorded compensation expense attributable to the ESPP of $130 for the three-month period ended September 30, 2014 which is included in the summary of stock-based compensation expense above.  The grant date fair value of the ESPP offering period was estimated using the following weighted average assumptions:

	Period ended September 30,
	2013	2014
Valuation assumptions:
Expected dividend yield	N/A	0%
Expected volatility	N/A	41.7%
Expected term (years)	N/A	0.3
Risk-free interest rate	N/A	0.04%

(c) 401(k) Plan

The Company maintains a 401(k) plan with a safe harbor matching provision that covers all eligible employees. The Company matches 50% of the employees’ contributions up to 6% of their gross pay. Contributions were approximately $248 and $382 for the three months ended September 30, 2013 and 2014.

(15) Benefit Plans

(a) Equity Incentive Plan

The Company maintains a 2008 Equity Incentive Plan (the “2008 Plan”) and a 2014 Equity Incentive Plan (the ‘2014 Plan”) pursuant to which the Company has reserved 7,071 shares of its common stock for issuance to its employees, directors and non-employee third parties. The 2014 Plan serves as the successor to the 2008 plan and permits the granting of options to purchase common stock and other equity incentives at the discretion the compensation committee of the Company’s board of directors. No new awards will be issued under the 2008 Plan as of the effective date of the 2014 Plan.  Outstanding awards under the 2008 Plan continue to be subject to the terms and conditions of the 2008 Plan.

Under the 2008 and 2014 Plans, the exercise price of each option is not less than the fair value of a share of common stock on the grant date. As of June 30, 2014, the Company had 2,581 shares allocated to the 2014 Plan, but not yet issued or subject to outstanding options or awards.  Generally, the Company issues previously unissued shares for the exercise of stock options; however, previously acquired shares may be reissued to satisfy future issuances.  The options typically vest ratably over a three or four year period and expire 10 years from the grant date.  Compensation expense for the fair value of the options at their grant date is recognized ratably over the vesting schedule.

Stock-based compensation expense related to stock options and the vesting of restricted stock awards (“RSAs”) and restricted stock units (“RSUs”) is included in the following line items in the accompanying audited consolidated statements of operations:

	Year ended June 30,
	2012	2013	2014
Cost of revenue - recurring	$—	$—	$496
Cost of revenue – non-recurring	—	—	424
Sales and marketing	—	—	765
Research and development	—	—	615
General and administrative	203	523	2,629
Total stock-based compensation	$203	$523	$4,929

In addition, the Company capitalized $325 of stock compensation costs in its internal use software in the year ended June 30, 2014.  No such amounts were capitalized in internal use software in years ended June 30, 2012 and 2013.

The Company values stock options using the Black-Scholes option-pricing model, which requires the input of subjective assumptions, including the risk-free rate, expected life, expected stock price volatility and dividend yield.  The risk-free interest rate assumption is based upon observed interest rates for U.S. Treasury securities consistent with the expected term of the Company’s employee stock options.  The expected life represents the period of time the stock options are expected to be outstanding and is based on the simplified method.  Under the simplified method, the expected life of an option is presumed to be the mid-point between the vesting date and the end of the contractual term.  The Company utilizes the simplified method due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options.  The Company has a limited history of trading as a public company.  Therefore, the expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected life of the stock options.  The Company assumed no dividend yield because it does not expect to pay dividends in the near future, which is consistent with the Company’s history of not paying dividends.

The following table summarizes the assumptions used for estimating the fair value of stock options granted for the years ended June 30:

	Year ended June 30,
	2012	2013	2014
Valuation assumptions:
Expected dividend yield	N/A—no grants	0%	0%
Expected volatility	N/A—no grants	30.7%	29.5% - 44.5%
Expected term (years)	N/A—no grants	4.0	4.0 - 6.0
Risk-free interest rate	N/A—no grants	0.61%	0.52% - 1.94%

Stock option activity during the periods indicated is as follows:

		Outstanding Options
	Shares Available for Grant	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance at June 30, 2013	812	1,859	$3.25	8.22	$7,028
Additional shares authorized, net	4,406	—
RSU’s granted	(108)	—
Options granted	(2,582)	2,582	15.01	9.58
Options forfeited	53	(53)	17.00	—
Exercised	—	—	—	—
Balance at June 30, 2014	2,581	4,388	$10.00	8.58	$51,017
Options exercisable at June 30, 2014		1,083	$2.29	6.65	$20,947
Options vested and expected to vest at June 30, 2014		3,853	$10.17	8.53	$44,162

The weighted average grant date fair value of options granted during the years ended June 30, 2013 and 2014 was $1.22 and $6.39, respectively. There were no options granted in fiscal 2012.  The total intrinsic value of options exercised during the years ended June 30, 2012 and 2013 was $241 and $87, respectively.  There were no options exercised in the year ended June 30, 2014.

The Company may also grant RSAs and RSUs under the Plan with terms determined at the discretion of the Compensation Committee of the Company’s Board of Directors. Prior to the IPO, the Company had 269 RSAs outstanding to certain employees.  The RSAs vested and were issued as common shares as a result of the satisfaction of the vesting criteria upon the completion of the IPO in March 2014 at which time the Company recorded compensation expense in the amount of $351 which is included in the compensation expense recognition table above.  Concurrent with the IPO in March 2014, the Company granted 108 RSUs primarily to certain employees and members of its Board of Directors of which 93 vest over a period of six months commencing on the date of the IPO, 6 vested immediately, 4 vest one year from the date of the IPO, and 5 vest two years from the date of the IPO.  Compensation expense related to these newly issued RSUs is reflected in general and administrative expense, included in the compensation expense table above, is based on the fair value of the instruments on the date of grant and is recognized in the period between the date of grant and the date of vesting as the vesting is based on the passage of time.  In addition, approximately 2 of the 6 RSUs that vested immediately were issued to consultants that provided professional services directly related to the IPO and, thus, the Company recognized the $30 cost associated with those RSUs as an offering cost offsetting the net proceeds from the IPO.

At June 30, 2014, there was $11,231 of total unrecognized compensation cost, net of estimated forfeitures, related to unvested stock option and restricted stock awards granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.62 years.

(b) 401(k) Plan

The Company maintains a 401(k) plan with a safe harbor matching provision that covers all eligible employees. The Company matches 50% of the employees’ contributions up to 6% of their gross pay. Contributions were approximately $514, $720 and $1,122 for the years ended June 30, 2012, 2013 and 2014, respectively.